Fixed assets, net (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) item
Net Book Value
Balance at the beginning of the period	$ 3,624,338
Balance at the end of the period	3,559,535	$ 3,624,338
Vessels
Vessel Cost
Balance at the beginning of the period	4,293,732	4,450,719
Additions	538	39,165
Disposals		(120,376)
Impairment loss		(75,776)
Balance at the end of the period	4,294,270	4,293,732
Accumulated Depreciation
Balance at the beginning of the period	(669,394)	(608,102)
Additions	(65,341)	(137,061)
Disposals		75,769
Balance at the end of the period	(734,735)	(669,394)
Net Book Value
Balance at the beginning of the period	3,624,338	3,842,617
Additions	(64,803)	(97,896)
Disposals		(44,607)
Impairment loss		(75,776)
Balance at the end of the period	$ 3,559,535	$ 3,624,338
Other disclosures
Number of vessels on which impairment loss is recorded | item		8